UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment (X); Amendment Number: 3
This Amendment (Check only one):  (X) is a restatement.
                                  ( ) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Mellon Financial Corporation
Address:  One Mellon Center, Room 1635
          Pittsburgh, PA  15258-0001

Form 13F File Number:  028-00409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the form.

Person signing this Report on Behalf of Reporting Manager:

Name:   David Belsterling
Title:  First Vice President
Phone:  (412) 234-1427

Signature, Place, and Date of Signing:

         /s/ David Belsterling           Pittsburgh, PA       06/22/2006
               (Signature)                (City, State)         (Date)

Report Type (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 6 (data records)

Form 13F Information Table Value Total: $ 58,619 (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  NAME

49   000-00000             Mellon HBV Alternative Strategies LLC
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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ACXIOM CORP                    COM              005125109    14832   574000 SH       DEFINED 49           574000        0        0
D BOSTON SCIENTIFIC CORP         COM              101137107      668    29000 SH       DEFINED 49            29000        0        0
D COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    10589   450000 SH       DEFINED 49           450000        0        0
D LEXAR MEDIA INC                COM              52886P104     2205   257000 SH       DEFINED 49           257000        0        0
D MAYTAG CORP                    COM              578592107     4953   232200 SH       DEFINED 49           232200        0        0
D TRIBUNE CO NEW                 COM              896047107    25373   925000 SH       DEFINED 49           925000        0        0
S REPORT SUMMARY                  6 DATA RECORDS               58619           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED